Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Agreed period to commercialize certain products from the date of the License Agreement	1 year
Extended period to commercialize certain products	2 years
Net revenue from products	$ 5,000,000
License agreement expiry date	Jan. 05, 2017
Milestone payment to be made upon incremental revenue	500,000
Amount of revenue recognized for milestone	2,000,000
Maximum milestone payment to be made	$ 5,000,000
Royalty payable as a percentage of net revenue	6.50%
Royalty payable as a percentage of sublicensing revenue	50.00%